Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and due from banks, including restricted balances of $601.4 and $374.0 at December 31, 2015 and 2014(1), respectively	[1]	$ 1,481.2	$ 878.5
Interest bearing deposits, including restricted balance of $229.5 and $590.2 at December 31, 2015 and 2014(1), respectively	[1]	6,820.3	6,241.2
Securities purchased under agreements to resell			650.0
Investment securities, including $339.7 at December 31, 2015 of securities at fair value through net income (see Note 10 for amounts pledged)		2,953.8	1,550.3
Assets held for sale	[1]	2,092.4	1,218.1
Loans (see Note 10 for amounts pledged)		31,671.7	19,495.0
Allowance for loan losses		(360.2)	(346.4)
Total loans, net of allowance for loan losses(1)	[1]	31,311.5	19,148.6
Operating lease equipment, net (see Note 10 for amounts pledged)(1)	[1]	16,617.0	14,930.4
Indemnification assets		414.8
Unsecured counterparty receivable		537.8	559.2
Goodwill		1,198.3	571.3
Intangible assets		176.3	25.7
Other assets, including $195.9 and $168.4 at December 31, 2015 and 2014, respectively, at fair value		3,394.9	2,106.7
Assets of discontinued operation		500.5
Total Assets		67,498.8	47,880.0
Liabilities
Deposits		32,782.2	15,849.8
Credit balances of factoring clients		1,344.0	1,622.1
Other liabilities, including $221.1 and $62.8 at December 31, 2015 and 2014, respectively, at fair value		3,158.7	2,888.8
Borrowings, including $3,361.2 and $3,053.3 contractually due within twelve months at December 31, 2015 and December 31, 2014, respectively		18,539.1	18,455.8
Liabilities of discontinued operation		696.2
Total Liabilities		56,520.2	38,816.5
Stockholders' Equity
Common stock: $0.01 par value, 600,000,000 authorized Issued: 204,447,769 and 203,127,291 at December 31, 2015 and December 31, 2014, respectively Outstanding: 201,021,508 and 180,920,575 at December 31, 2015 and December 31, 2014, respectively		2.0	2.0
Paid-in capital		8,718.1	8,603.6
Retained earnings		2,557.4	1,615.7
Accumulated other comprehensive loss		(142.1)	(133.9)
Treasury stock: 3,426,261 and 22,206,716 shares at December 31, 2015 and December 31, 2014 at cost, respectively		(157.3)	(1,018.5)
Total Common Stockholders' Equity		10,978.1	9,068.9
Noncontrolling minority interests		0.5	(5.4)
Total Equity		10,978.6	9,063.5
Total Liabilities and Equity		67,498.8	47,880.0
Variable Interest Entities [Member]
Assets
Cash and due from banks, including restricted balances of $601.4 and $374.0 at December 31, 2015 and 2014(1), respectively		314.2	537.3
Assets held for sale		279.7
Total loans, net of allowance for loan losses(1)		2,218.6	3,619.2
Operating lease equipment, net (see Note 10 for amounts pledged)(1)		3,985.9	4,219.7
Other assets, including $195.9 and $168.4 at December 31, 2015 and 2014, respectively, at fair value		11.2	10.0
Total Assets		6,809.6	8,386.2
Liabilities
Beneficial interests issued by consolidated VIEs (classified as long-term borrowings)		4,084.8	5,331.5
Total Liabilities		$ 4,084.8	$ 5,331.5

[1]	The following table presents information on assets and liabilities related to Variable Interest Entities (VIEs) that are consolidated by the Company. The difference between VIE total assets and total liabilities represents the Company's interests in those entities, which were eliminated in consolidation. The assets of the consolidated VIEs will be used to settle the liabilities of those entities and, except for the Company's interest in the VIEs, are not available to the creditors of CIT or any affiliates of CIT.